Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt [Abstract]
Debt

5. Debt

Convertible notes payable

In November 2023, the Company entered into Securities Purchase Agreements with certain investors (the “Investors”), pursuant to which the Company sold to the Investors a total of $1,250,000 in secured notes (the “Convertible Notes”) and warrants to purchase 5,625 shares of the Company’s common stock at an exercise price equal to $15.52 per share.

The Convertible Notes bear an interest rate of 10% per annum with a default rate of 12% per annum and have a maturity date of November 21, 2024. All principal and accrued interest is payable at maturity. At any time during the term of the Convertible Notes, the principal amount together with all accrued interest thereon (the “Prepayment Amount”) may be paid in full, but not in part, by the Company. The Prepayment Amount may be paid by the Company in cash or by the issuance to the Investors of shares of Series A Preferred Stock, if prior to such payment with Series A Preferred Stock (i) certain stockholder proposals described in the Convertible Notes are approved by the Company’s stockholders; and (ii) the Company has commitments from investors other than the Investors to purchase shares of Series A Preferred Stock with a stated value of at least $3,750,000. The Convertible Notes are secured by a first priority security interest in all of the assets of the Company. The warrants expire five years from the issuance date. The warrants contain a “cashless exercise” feature and contain anti-dilution rights on subsequent issuances of equity or equity equivalents.

On February 20, 2024, the Investors agreed to a complete prepayment of the Company’s obligations under the Convertible Notes, including accrued interest, in exchange for 84,729 shares of Series A Preferred Stock and warrants to purchase 19,637 shares of our common stock at $10.164 per share and the Convertible Notes were cancelled. See Note 7.

7. Debt

Convertible notes payable

In November 2023, the Company entered into Securities Purchase Agreements with certain investors (the “Investors”), pursuant to which the Company sold to the Investors a total of $1,250,000 in secured notes (the “Convertible Notes”) and warrants to purchase 45,000 shares of the Company’s common stock at an exercise price equal to $1.94 per share.

The Convertible Notes bear an interest rate of 10% per annum with a default rate of 12% per annum and have a maturity date of November 21, 2024. All principal and accrued interest is payable at maturity. At any time during the term of the Convertible Notes, the principal amount together with all accrued interest thereon (the “Prepayment Amount”) may be paid in full, but not in part, by the Company. The Prepayment Amount may be paid by the Company in cash or by the issuance to the Investors of shares of Series A Preferred Stock, if prior to such payment with Series A Preferred Stock (i) certain stockholder proposals described in the Convertible Notes are approved by the Company’s stockholders; and (ii) the Company has commitments from investors other than the Investors to purchase shares of Series A Preferred Stock with a stated value of at least $3,750,000. The Convertible Notes are secured by a first priority security interest in all of the assets of the Company. The warrants expire five years from the issuance date. The warrants contain a “cashless exercise” feature and contain anti-dilution rights on subsequent issuances of equity or equity equivalents.

On February 20, 2024, the Investors agreed to a complete prepayment of the Company’s obligations under the Convertible Notes, including accrued interest, in exchange for 84,729 shares of Series A Preferred Stock and warrants to purchase 19,637 shares of our common stock at $10.164 per share and the Convertible Notes were cancelled. See Note 13.